Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 27, 2014
Defined Benefit Plan Disclosure [Line Items]
Percentage of maximum employee contribution for the individual accounts	50.00%
Rate of contribution to the Plan as a percentage of employees contribution	1.00%
Expense recognized related to the Plan	$ 2,500,000	$ 1,700,000	$ 1,700,000
Recognized curtailment gain			300,000
Estimated net periodic benefit cost for next fiscal year	200,000
Expense recorded in connection with withdrawal		3,400,000
Reversal of Share Based Compensation Expense	700,000
Multi employee plan, withdrawal liability	2,213,000	3,203,000		2,133,000
Multi employee plan, withdrawal liability current and non current	2,400,000
Multi employee plan, withdrawal liability current	200,000
Assumed health care cost trend rate	6.70%	8.50%
Assumed health care cost trend rate, description of direction and pattern of change	It was assumed that these rates will decline by 1% to 2% every 5 years for the next 15 years for the hourly and salaried plans
Year that rate reaches ultimate trend rate	15 years
Effect of one percentage increase or decrease on accumulated postretirement benefit obligation	200,000	200,000
Maximum
Defined Benefit Plan Disclosure [Line Items]
Rate of contribution to the Plan as a percentage of employees contribution	6.00%
Rate of matching contribution to the Plan as a percentage of employees contribution	75.00%
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Asset transferred between levels of fair value hierarchy	$ 0	$ 0